Segment Information by geographical area	12 Months Ended
Dec. 31, 2024
Segment Information by geographical area
Segment Information by geographical area

Note 4 Segment Information by geographical area

		Rest of	North		Rest of
(M$)	France	Europe	America	Africa	the world	Total
For the year ended December 31, 2024
External sales	49,269	89,077	17,915	21,901	36,388	214,550
Property, plant and equipment, intangible assets, net	15,486	25,969	11,938	37,375	52,565	143,333
For the year ended December 31, 2023
External sales	55,610	97,662	22,219	21,709	39,928	237,128
Property, plant and equipment, intangible assets, net	16,863	24,486	11,228	38,658	50,764	141,999
For the year ended December 31, 2022
External sales	58,411	122,641	33,188	24,582	42,177	280,999
Property, plant and equipment, intangible assets, net	13,080	26,382	13,292	39,410	46,867	139,032